UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/09

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Balanced Opportunity Fund February 28, 2009 (Unaudited)

Common Stocks--65.6%	Shares	Value ($)
Consumer Discretionary--6.1%
Best Buy	15,350	442,387
Carnival	7,973	155,952
Darden Restaurants	20,425	554,334
Family Dollar Stores	20,980	575,691
Home Depot	118,157	2,468,300
Johnson Controls	16,120	183,446
Lowe's Cos.	57,730	914,443
Macy's	59,320	466,848
Mattel	52,680	623,731
McDonald's	23,230	1,213,767
News, Cl. A	244,410	1,358,920
NVR	1,350 a,b	449,240
O'Reilly Automotive	14,110 a,b	470,710
OfficeMax	58,560	223,699
Omnicom Group	69,110	1,660,713
Rent-A-Center	29,970 b	525,074
Ross Stores	58,360	1,722,787
Time Warner	227,700	1,737,351
Toll Brothers	36,650 a,b	580,903
		16,328,296
Consumer Staples--8.8%
Coca-Cola Enterprises	89,050	1,022,294
Colgate-Palmolive	34,101	2,052,198
CVS Caremark	161,071	4,145,968
Dean Foods	82,246 a,b	1,681,931
Energizer Holdings	19,940 b	841,269
Estee Lauder, Cl. A	12,704	287,746
Kraft Foods, Cl. A	58,812	1,339,737
Kroger	30,540	631,262
Lorillard	32,010	1,870,664
Molson Coors Brewing, Cl. B	29,930	1,054,434
PepsiCo	27,455	1,321,684
Philip Morris International	88,510	2,962,430
Smithfield Foods	36,370 a,b	285,505
Wal-Mart Stores	82,049	4,040,093
		23,537,215
Energy--10.1%
Anadarko Petroleum	19,240	672,438
Cameron International	23,500 b	453,080
Chevron	130,798	7,940,747
ConocoPhillips	52,480	1,960,128
Devon Energy	11,170	487,794
EOG Resources	18,970	949,259
Hess	48,534	2,654,324
Marathon Oil	62,860	1,462,752
National Oilwell Varco	27,040 b	722,779
Newfield Exploration	20,110 b	388,726
Occidental Petroleum	99,320	5,151,728
Valero Energy	15,700	304,266
Williams	36,640	414,032
XTO Energy	112,307	3,555,640
		27,117,693
Financial--10.2%

Ameriprise Financial	56,430	899,494
AON	32,580	1,245,859
Arch Capital Group	3,740 b	201,960
Charles Schwab	48,804	620,299
Chubb	85,260	3,328,550
Fidelity National Financial, Cl. A	44,060	730,074
First American	25,080	581,104
First Horizon National	80,637 a	739,441
Franklin Resources	36,350	1,664,830
Goldman Sachs Group	13,040	1,187,683
JPMorgan Chase & Co.	216,844	4,954,885
KeyCorp	78,450	549,934
Marsh & McLennan Cos.	31,550	565,691
MetLife	92,028	1,698,830
Moody's	61,610 a	1,105,900
Morgan Stanley	47,710	932,253
Northern Trust	38,700	2,149,785
PartnerRe	3,840 a	237,696
PNC Financial Services Group	9,690	264,925
RenaissanceRe Holdings	5,840	262,975
TD Ameritrade Holding	41,640 b	494,267
Travelers Cos.	31,420	1,135,833
Wells Fargo & Co.	160,632	1,943,647
		27,495,915
Health Care--9.9%
Abbott Laboratories	18,338	868,121
Aetna	45,580	1,087,995
AmerisourceBergen	15,330	486,881
Amgen	62,770 b	3,071,336
Baxter International	47,490	2,417,716
Biogen Idec	18,740 b	862,790
Boston Scientific	28,190 b	197,894
Cephalon	6,900 a,b	452,571
Covidien	38,318	1,213,531
Gilead Sciences	22,672 b	1,015,706
Hospira	18,320 b	425,024
Life Technologies	39,145 b	1,141,077
McKesson	23,400	959,868
Merck & Co.	35,050	848,210
Novartis, ADR	25,570	926,913
Pfizer	323,147	3,977,940
Schering-Plough	76,400	1,328,596
St. Jude Medical	40,300 b	1,336,348
UnitedHealth Group	21,270	417,956
Vertex Pharmaceuticals	26,760 b	808,955
WellPoint	11,470 b	389,062
Wyeth	59,920	2,445,934
		26,680,424
Industrial--4.8%
Delta Air Lines	60,479 a,b	304,209
Dover	44,103	1,099,929
Eaton	11,820	427,293
Emerson Electric	14,690	392,957
FedEx	14,091	608,872
Fluor	22,570	750,452
General Electric	102,730	874,232
Goodrich	22,760	754,266
Honeywell International	18,600	499,038
Illinois Tool Works	15,410	428,398
L-3 Communications Holdings	12,760	863,214

Lockheed Martin			7,130	449,974
Paccar			19,010	476,581
Parker Hannifin			22,590	753,828
Raytheon			30,730	1,228,278
Republic Services			36,281	721,992
Textron			25,420	143,623
Tyco International			49,735	997,187
Union Pacific			14,483	543,402
Waste Management			25,966 a	701,082
				13,018,807
Information Technology--9.5%
Accenture, Cl. A			18,620	543,518
Akamai Technologies			38,860 b	702,977
Apple			11,001 b	982,499
Broadcom, Cl. A			43,144 b	709,719
Cisco Systems			203,948 b	2,971,522
EMC			70,720 b	742,560
Hewlett-Packard			37,338	1,083,922
Intel			108,642	1,384,099
International Business Machines			27,550	2,535,426
Juniper Networks			70,309 b	999,091
Lam Research			84,960 b	1,661,818
Microsoft			214,390	3,462,398
Motorola			188,230	662,570
National Semiconductor			48,700	530,830
Nokia, ADR			118,480	1,108,973
Oracle			87,453 b	1,359,020
QUALCOMM			78,004	2,607,674
Symantec			40,070 b	554,168
Visa, Cl. A			17,710	1,004,334
				25,607,118
Materials--1.6%
Air Products & Chemicals			9,730	450,012
Celanese, Ser. A			22,720	194,029
Freeport-McMoRan Copper & Gold			40,390	1,228,664
Mosaic			33,280	1,432,704
Newmont Mining			5,910	246,033
Packaging Corp. of America			23,190 a	245,582
Pactiv			29,510 b	467,143
				4,264,167
Telecommunication Services--.8%
AT & T			84,454	2,007,472

Utilities--3.8%
American Electric Power			49,750	1,395,488
Entergy			23,190	1,562,774
Exelon			31,220	1,474,208
FPL Group			10,000	453,300
NRG Energy			48,990 a,b	925,911
PG & E			44,790	1,711,874
Questar			45,450	1,310,324
Sempra Energy			31,600	1,313,612
				10,147,491
Total Common Stocks
(cost $254,650,413)				176,204,598
	Coupon	Maturity Principal
Bonds and Notes--32.2%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--.9%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	82,831	79,529

Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	47,004	46,531
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	56,798	55,687
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A2B	0.83	11/8/10	10,087 c	9,981
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	166,194
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	230,000	159,545
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.46	8/15/11	55,821 c	53,472
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	148,961	145,352
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	914,944	845,995
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000	68,403
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. C	5.80	2/15/13	270,000	170,063
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	363,741	364,291
Triad Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.77	1/12/11	17,055	16,988
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	860,000	325,166
				2,507,197
Asset-Backed Ctfs./Home Equity Loans--.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	164,861 c	126,298
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.72	11/25/35	277,386 c	250,819
JP Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F2	5.22	10/25/35	39,035 c	38,640
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.60	1/25/36	24,942 c	23,331
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.73	11/25/35	449,559 c	373,862
				812,950
Asset-Backed Ctfs./Manufactured Housing--.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	52,863	47,626

Chemicals--.1%
E.I. Du Pont De Nemours,
Sr. Notes	5.75	3/15/19	210,000 a	199,765

Commercial Mortgage Pass-Through Ctfs.--2.4%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	737,940	701,952
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	265,000	246,292
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	595,000 c	570,967
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	100,000 c	76,136

Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,050,000 d	971,250
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000 d	222,500
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	665,000 d	581,875
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	70,000 d	63,700
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	815,000 d	717,200
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	175,000	162,513
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	660,000 c	487,318
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	75,000 d	67,875
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	90,000 d	81,000
Global Signal Trust,
Ser. 2006-1, Cl. E	6.49	2/15/36	35,000 d	31,500
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.88	3/6/20	560,000 c,d	368,347
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.50	3/6/20	325,000 c,d	200,932
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	45,000 c	41,080
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	35,000 d	30,625
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	291,000 d	240,075
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	415,000 c	314,061
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	69,146	66,088
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	265,000	211,103
				6,454,389
Computers--.2%
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	650,000	667,866

Consumer Staples--.8%
Altria Group,
Gtd. Notes	9.70	11/10/18	200,000	209,729
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	445,000 d	432,627
Bottling Group,
Sr. Unscd. Notes	5.13	1/15/19	230,000	229,460
Diageo Capital,
Gtd. Notes	7.38	1/15/14	315,000	350,721
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000	109,553
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000	323,355
Kroger,
Gtd. Notes	6.15	1/15/20	440,000	434,313

					2,089,758
Diversified Financial Services--2.7%
Amvescap,
Gtd. Notes		5.38	2/27/13	50,000	38,701
Amvescap,
Gtd. Notes		5.38	12/15/14	310,000	216,361
Barclays Bank,
Jr. Sub. Bonds		5.93	9/29/49	700,000 c,d	187,974
Barclays Bank,
Sub. Bonds		7.70	4/29/49	385,000 c,d	191,670
Caterpillar Financial Services,
Sr. Unscd. Notes		7.15	2/15/19	275,000	264,062
Citigroup,
Sr. Unscd. Notes		6.13	5/15/18	405,000	349,841
ConocoPhillips Canada,
Gtd. Notes		5.30	4/15/12	460,000	480,246
Countrywide Home Loans,
Gtd. Notes		4.13	9/15/09	40,000	39,638
ERAC USA Finance,
Bonds		5.60	5/1/15	90,000 d	60,015
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	90,000 d	58,562
ERAC USA Finance,
Gtd. Notes		7.00	10/15/37	685,000 d	386,065
ERAC USA Finance,
Notes		7.95	12/15/09	50,000 d	48,021
Goldman Sachs Group,
Sub. Notes		5.63	1/15/17	400,000	321,303
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	310,000	220,977
HSBC Finance Capital Trust IX,
Gtd. Notes		5.91	11/30/35	410,000 c	122,014
Jefferies Group,
Sr. Unscd. Debs.		6.25	1/15/36	755,000	409,785
Jefferies Group,
Sr. Unscd. Notes		7.75	3/15/12	550,000	512,757
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.00	1/15/18	285,000	275,950
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.40	5/15/38	400,000	383,914
M&T Bank,
Sr. Unscd. Bonds		5.38	5/24/12	105,000	97,875
Marshall & Ilsley,
Sr. Unscd. Notes		5.63	8/17/09	355,000	354,516
Morgan Stanley,
Sr. Unscd. Notes		5.30	3/1/13	30,000	28,155
Morgan Stanley,
Sr. Unscd. Notes		6.60	4/1/12	95,000	94,395
MUFG Capital Finance I,
Bank Gtd. Bonds		6.35	7/29/49	910,000 c	627,383
Pearson Dollar Finance Two,
Gtd. Notes		6.25	5/6/18	395,000 d	342,101
SMFG Preferred Capital,
Sub. Bonds		6.08	1/29/49	188,000 c,d	113,466
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	140,000 c	131,111
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	50,000 c,e	32,645
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	805,000 c	273,832

Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,000,000 c	487,230
				7,150,565
Foreign/Governmental--.1%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	420,000 a	407,190

Health Care--.3%
Abbott Laboratories,
Sr. Unscd. Notes	6.00	4/1/39	175,000	175,617
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	160,000	158,608
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	240,000	219,460
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	290,000	270,843
				824,528
Industrial--.4%
Allied Waste North America,
Sr. Scd. Notes, Ser. B	7.13	5/15/16	80,000	77,307
Allied Waste North America,
Sr. Scd. Notes	7.25	3/15/15	70,000	68,332
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	285,000 d	271,483
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	330,000	320,803
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	45,000	40,580
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000	252,877
				1,031,382
Insurance--.2%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	41,098
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	185,000 c	70,384
MetLife,
Notes	7.72	2/15/19	205,000	198,137
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	250,000 d	239,043
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000	17,150
				565,812
Media & Telecommunications--2.2%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	30,000	28,916
AT&T,
Sr. Unscd. Bonds	6.55	2/15/39	665,000	619,051
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	215,000 d	192,806
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	400,000 d	288,437
Cisco Systems,
Notes	5.90	2/15/39	210,000	196,206
Comcast,
Gtd. Notes	6.30	11/15/17	80,000	77,661
Comcast,
Gtd. Notes	6.50	11/15/35	435,000	377,916
Cox Communications,
Notes	6.25	6/1/18	355,000 d	312,474

KPN,
Sr. Unscd. Notes	8.00	10/1/10	170,000	177,719
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	125,000	135,745
News America,
Gtd. Notes	6.65	11/15/37	570,000	462,096
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000	240,905
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000	368,574
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	475,000	491,602
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	715,000	647,613
Time Warner,
Gtd. Notes	5.88	11/15/16	54,000	50,676
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	500,000	440,873
Verizon Communications,
Sr. Unscd. Notes	6.10	4/15/18	80,000	79,344
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	135,000	159,704
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	455,000 d	452,836
				5,801,154
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	69,571
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000	94,848
				164,419
Oil & Gas--.2%
Marathon Oil,
Sr. Notes	7.50	2/15/19	225,000	218,942
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	100,000	73,831
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	195,000	195,316
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	190,000	179,642
				667,731
Real Estate Investment Trusts--1.3%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	125,000	110,591
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	925,000	735,605
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	625,000	419,386
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	25,000	20,583
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	250,000	172,649
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	70,000	62,280
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000	81,961
National Retail Property,
Sr. Unscd. Notes	6.15	12/15/15	50,000	35,399
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	460,000	259,216

Regency Centers,
Gtd. Notes	5.25	8/1/15	45,000	31,259
Regency Centers,
Gtd. Notes	5.88	6/15/17	415,000	288,425
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	175,000	156,248
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	833,000	755,423
WEA Finance,
Sr. Notes	7.13	4/15/18	475,000 d	393,046
				3,522,071
Residential Mortgage Pass-Through Ctfs.--.0%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	13,148 c	12,710

State/Territory General Obligations--.5%
Clark County Bond Bank,
GO (Insured; MBIA)	5.25	12/1/12	20,000 f	22,648
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	12/15/11	60,000 f	66,685
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	12/15/11	80,000 f	88,913
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/10	55,000 f	57,401
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	345,000	354,443
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	1,055,000	609,305
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/10	30,000 f	32,163
				1,231,558
Transportation--.2%
Canadian National Railway,
Sr. Unscd. Notes	5.55	5/15/18	390,000	388,080
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	195,000	188,141
				576,221
U.S. Government Agencies/Mortgage-Backed--15.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			34,538 [g]	34,475
4.50%, 1/1/39 - 2/1/39			3,112,423 [g]	3,120,815
5.00%, 1/1/23 - 6/1/37			3,189,443 [g]	3,248,584
5.50%, 4/1/22 - 3/1/38			2,560,227 [g]	2,650,465
6.00%, 9/1/37 - 3/1/38			1,552,390 [g]	1,609,033
Federal National Mortgage Association:
4.00%, 5/1/10			166,849 [g]	170,216
4.50%, 1/1/21 - 2/1/39			13,595,289 [g]	13,724,459
5.00%, 8/1/20 - 3/1/36			6,240,990 [g]	6,391,561
5.50%, 9/1/34 - 10/1/36			4,833,307 [g]	4,960,345
6.00%, 5/1/22 - 4/1/38			2,332,832 [g]	2,413,388
8.00%, 3/1/30			668 [g]	713
Government National Mortgage Association I:
5.50%, 4/15/33			163,296	168,394
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			170,220	169,977
Ser. 2005-29, Cl. A, 4.02%,

7/16/27			143,616	143,892
Ser. 2007-34, Cl. A 4.27%,
11/16/26			2,871,196	2,887,160
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			115,826	116,730
				41,810,207
U.S. Government Securities--1.6%
U.S. Treasury Bonds	4.50	2/15/36	98,000	108,566
U.S. Treasury Bonds	5.00	5/15/37	85,000 a	102,279
U.S. Treasury Notes	2.50	3/31/13	320,000	330,075
U.S. Treasury Notes	4.75	8/15/17	350,000	396,922
U.S. Treasury Notes	4.88	4/30/11	1,101,000	1,191,231
U.S. Treasury Notes	4.88	5/31/11	580,000 a	628,530
U.S. Treasury Strip	0.00	2/15/36	4,390,000	1,589,066
				4,346,669
Utilities--2.1%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000	221,127
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	845,000	746,190
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	105,000	99,904
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000	94,290
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	115,000	118,519
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000	500,892
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000 a	96,013
E.ON International Finance,
Gtd. Notes	5.80	4/30/18	190,000 d	181,946
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 d	183,340
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	735,000 d	647,507
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	40,000	39,982
Midamerican Energy Holdings,
Sr. Unscd. Bonds	6.50	9/15/37	475,000	459,457
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	690,000	659,786
Nevada Power,
Mortgage Notes	6.50	8/1/18	270,000	256,057
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	48,795
NiSource Finance,
Gtd. Notes	5.25	9/15/17	600,000	442,681
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	50,000	52,036
Potomac Electric Power,
Sr. Scd. Bonds	6.50	11/15/37	200,000	194,657
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	22,180
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	301,000	311,796
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	203,990
				5,581,145

Total Bonds and Notes
(cost $93,527,779)		86,472,913

Other Investment--2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,390,000)	5,390,000 [h]	5,390,000

Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,954,569)	6,954,569 [h]	6,954,569

Total Investments (cost $360,522,761)	102.4%	275,022,080
Liabilities, Less Cash and Receivables	(2.4%)	(6,390,235)
Net Assets	100.0%	268,631,845

ADR - American Depository Receipts
FSA - Financial Security Assurabce
GO--General Obligation
MBIA--Municipal Bond Investors Assurance Insurance Corporation
PSF-GTD--Permanent School Fund Guaranteed
SFMR--Single Family Mortgage Revenue

a	All or a portion of these securities are on loan. At February 28, 2009, the total market value of the fund's securities on loan is $6,575,073 and the total market value of the collateral held by the fund is $6,954,569.
b	Non-income producing security.
c	Variable rate security--interest rate subject to periodic change.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $8,560,298 or 3.2% of net assets.
e	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
f	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
g	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
h	Investment in affiliated money market mutual fund.

At February 28, 2009 , the aggregate cost of investment securities for income tax purposes was $360,522,761.

Net unrealized depreciation on investments was $85,500,681 of which $1,968,344 related to appreciated investment securities and $87,469,025 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds , credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	188,549,167	86,472,913	0	275,022,080
Other Financial Instruments†	0	0	0	0
Liabilities ($)
Other Financial Instruments†	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)